SCHEDULE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) ₪ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)	Dec. 31, 2025 ILS (₪)
IfrsStatementLineItems [Line Items]
Warrants	$ 11,148	₪ 33,198
Pre-funded warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants	8,297	24,708
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants	2,851	8,490
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrants	8,297	24,708
Level 2 of fair value hierarchy [member] | Pre-funded warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants	8,297	24,708
Level 2 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrants	2,851	8,490
Level 3 of fair value hierarchy [member] | Pre-funded warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants
Level 3 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants	$ 2,851	₪ 8,490